Cover	Aug. 31, 2023
Cover [Abstract]
Entity Registrant Name	NASCENT BIOTECH, INC.
Entity Central Index Key	0001622057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 31, 2023
Entity Ex Transition Period	false
Entity File Number	000-55299
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5001940
Entity Address Address Line 1	623 17th Street Suite 4
Entity Address City Or Town	Vero Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32970
City Area Code	612
Local Phone Number	961-5656
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false